iShares
®
Core Growth Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  36.7%
iShares Core S&P 500 ETF .................. 1,267,967 $ 724,313,469
iShares Core S&P Mid-Cap ETF ............... 704,267 43,594,127
iShares Core S&P Small-Cap ETF ............. 178,432 20,326,974
788,234,570
a
Domestic Fixed Income  —  34.2%
iShares Core Total USD Bond Market ETF
(b)
....... 16,054,502 736,098,916
a
International Equity  —  23.0%
iShares Core MSCI Emerging Markets ETF ....... 2,515,145 139,892,365
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 5,279,566 355,156,405
495,048,770
a
International Fixed Income  —  6.1%
iShares Core International Aggregate Bond ETF .... 2,521,884 130,053,558
a
Total Long-Term Investments — 100.0%
(Cost: $2,005,207,778) ............................... 2,149,435,814
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 71,580,195 $ 71,630,302
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 2,014,412 2,014,412
a
Total Short-Term Securities — 3.4%
(Cost: $73,645,642) ................................. 73,644,714
Total Investments — 103.4%
(Cost: $2,078,853,420) ............................... 2,223,080,528
Liabilities in Excess of Other Assets — (3.4)% ............... (72,428,985)
Net Assets — 100.0% ................................. $ 2,150,651,543
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ —  $ 71,642,086
(a)
$ —  $ (10,856) $ (928) $ 71,630,302  71,580,195  $ 29,067
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,386,776  —  (372,364)
(a)
—  —  2,014,412  2,014,412  44,602  —
iShares Core
International
Aggregate Bond
ETF ....... 121,684,887  9,878,089  (2,958,038) 115,915  1,332,705  130,053,558  2,521,884  —  —
iShares Core
MSCI Emerging
Markets ETF . 125,237,623  13,793,095  (3,069,454) 260,810  3,670,291  139,892,365  2,515,145  88,208  —
iShares Core MSCI
International
Developed
Markets ETF . 353,553,038  16,432,424  (12,247,397) 1,010,204  (3,591,864) 355,156,405  5,279,566  7,103,360  —
iShares Core S&P
500 ETF .... 722,796,383  33,854,898  (55,933,728) 5,397,696  18,198,220  724,313,469  1,267,967  —  —
iShares Core S&P
Mid-Cap ETF . 43,946,645  1,994,560  (2,309,169) 183,241  (221,150) 43,594,127  704,267  2,969,664  —
iShares Core S&P
Small-Cap ETF 19,930,349  1,601,833  (459,690) 67,510  (813,028) 20,326,974  178,432  172,437  —
iShares Core
Total USD Bond
Market ETF .. 693,645,400  63,690,660  (16,821,261) 725,721  (5,141,604) 736,098,916  16,054,502  —  —
$ 7,750,241  $ 13,432,642
$ 2,223,080,528
$ 10,407,338  $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core Growth Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,149,435,814 $ — $ — $ 2,149,435,814
Short-Term Securities
Money Market Funds ...................................... 73,644,714 — — 73,644,714
$ 2,223,080,528 $ — $ — $ 2,223,080,528